Property, plant and equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following (in thousands):

	September 30, 2019	December 31, 2018
Buildings and leasehold improvements	$2,812	$4,614
Land	17,600	19,394
Construction equipment	178,239	175,298
Office equipment, furniture and fixtures	3,449	2,994
Vehicles	5,985	4,991
	208,085	207,291
Accumulated depreciation	(56,301)	(31,113)
Property, plant and equipment, net	$151,784	$176,178

Depreciation expense of property, plant and equipment was $9,219 and $2,471 for the period ended September 30, 2019 and 2018, respectively, and was $26,125 and $6,388 for the nine months ended September 30, 2019 and 2018, respectively.

Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following as of the dates indicated:

	December 31,
(in thousands)	2018	2017
Buildings and leasehold improvements	$4,614	$416
Land	19,394	—
Construction equipment	175,298	46,404
Office equipment, furniture and fixtures	2,994	1,451
Vehicles	4,991	404
Total property, plant and equipment	207,291	48,675
Accumulated depreciation	(31,113)	(17,770)
Property, plant and equipment, net	$176,178	$30,905

Depreciation expense for property, plant and equipment was $13.7 million, $5.0 million and $3.3 million for the years ended December 31, 2018, 2017 and 2016, respectively.

In October 2017, IEA Services made an equity distribution to the Seller in the form of land and a building with a total net book value at the date of distribution of $4.7 million.